Related Party Transactions - Summary of Amount Due From/To Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Related Party Transaction [Line Items]
Amount due from related parties current			¥ 410,652
Amount due from related parties current and noncurrent	¥ 295,642
Amount due to related parties current	47,604	$ 6,902	73,976
JD Group
Related Party Transaction [Line Items]
Amount due from related parties current			320,955
Amount due from related parties current and noncurrent	96,745
JD Group | Other Payables
Related Party Transaction [Line Items]
Amount due to related parties current	41,448		64,975
Jinsong Group
Related Party Transaction [Line Items]
Amount due to related parties current	5,281		8,611
Jinsong Group | Other Receivables
Related Party Transaction [Line Items]
Amount due from related parties current			5,670
Amount due from related parties current and noncurrent	9,323
AiFenLei Group
Related Party Transaction [Line Items]
Amount due to related parties current			5
AiFenLei Group | Other Receivables
Related Party Transaction [Line Items]
Amount due from related parties current			24,391
Amount due from related parties current and noncurrent	189,567
Aileyou | Other Receivables
Related Party Transaction [Line Items]
Amount due from related parties current			40,317
Aileyou | Loans
Related Party Transaction [Line Items]
Amount due from related parties current			1,869
Gulin Group
Related Party Transaction [Line Items]
Amount due to related parties current	875		385
Gulin Group | Other Receivables
Related Party Transaction [Line Items]
Amount due from related parties current			¥ 17,450
Amount due from related parties current and noncurrent	¥ 7